Short-Term and Long-Term Debt (Future Principal Payments) (Details) $ in Millions	Dec. 31, 2022 USD ($)
Future principal payments due on long-term debt [Abstract]
2023	$ 500
2024	250
2025	300
2026	400
2027
Thereafter	4,881
Total	$ 6,331